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         MERRILL LYNCH MICHIGAN LIMITED MATURITY MUNICIPAL BOND FUND OF
       MERRILL LYNCH MULTI-STATE LIMITED MATURITY MUNICIPAL SERIES TRUST

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              SUPPLEMENT TO THE PROSPECTUS DATED NOVEMBER 21, 1995

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                             FOR ILLINOIS INVESTORS

  The Merrill Lynch Michigan Limited Maturity Municipal Bond Fund is the only fund available to residents in the State of Illinois. Residents cannot purchase interests in any of the other funds.

Code # 16925--1195IL